Significant Accounting Policies - Line of Business Financial Performance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 12,446	$ 11,731
Net interest income (taxable-equivalent basis), Percent change	6.10%
Noninterest income	$ 9,554	9,555
Securities gains (losses), net	$ 57	22
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 22,057	21,308
Total net revenue, Percent change	3.50%
Noninterest expense, Percent change	11.10%
Other intangibles, Percent change	(2.20%)
Total noninterest expense, Percent change	10.90%
Income before provision and income taxes, Percent change	(5.40%)
Provision for credit losses, Percent change	5.00%
Income before income taxes, Percent change	(7.10%)
Income taxes and taxable-equivalent adjustment, Percent change	(37.90%)
Net income, Percent change	5.20%
Net (income) loss attributable to noncontrolling interests, Percent change	37.50%
Net income attributable to U.S. Bancorp, Percent change	5.60%
Noninterest expense	$ 12,770	11,497
Other intangibles	175	179	$ 174
Total noninterest expense	12,945	11,676	10,931
Income before provision and income taxes	9,112	9,632
Provision for credit losses	1,390	1,324	1,132
Income before income taxes	7,722	8,308
Income taxes and taxable-equivalent adjustment	1,469	2,364
Net income	6,253	5,944	5,933
Net (income) loss attributable to noncontrolling interests	(35)	(56)	(54)
Net income attributable to U.S. Bancorp	6,218	5,888	$ 5,879
Average Balance Sheet
Commercial	$ 95,904	92,043
Commercial, Percent change	4.20%
Commercial real estate	$ 42,077	43,040
Commercial real estate, Percent change	(2.20%)
Residential mortgages	$ 58,784	55,682
Residential mortgages, Percent change	5.60%
Credit card	$ 20,906	20,490
Credit card, Percent change	2.00%
Other retail	$ 55,416	52,330
Other retail, Percent change	5.90%
Total loans, excluding covered loans	$ 273,087	263,585
Total loans, excluding covered loans, Percent change	3.60%
Covered loans	$ 3,450	4,226
Covered loans, Percent change	(18.40%)
Total loans	$ 276,537	267,811
Total loans, Percent change	3.30%
Other intangible assets, Percent change	6.60%
Assets, Percent change	3.50%
Noninterest-bearing deposits, Percent change	0.90%
Interest checking, Percent change	10.10%
Savings products, Percent change	9.50%
Time deposits, Percent change	2.30%
Total deposits, Percent change	6.60%
Total U.S. Bancorp shareholders' equity, Percent change	2.40%
Goodwill	$ 9,361	9,359
Other intangible assets	3,234	3,033
Assets	448,582	433,313
Noninterest-bearing deposits	81,933	81,176
Interest checking	67,953	61,726
Savings products	149,869	136,900
Time deposits	33,759	33,008
Total deposits	333,514	312,810
Total U.S. Bancorp shareholders' equity	48,466	47,339
Corporate and Commercial Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,425	2,241
Net interest income (taxable-equivalent basis), Percent change	8.20%
Noninterest income	$ 900	897
Noninterest income, Percent change	0.30%
Securities gains (losses), net	$ (3)	2
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 3,322	3,140
Total net revenue, Percent change	5.80%
Noninterest expense, Percent change	8.80%
Total noninterest expense, Percent change	8.70%
Income before provision and income taxes, Percent change	3.30%
Income before income taxes, Percent change	32.70%
Income taxes and taxable-equivalent adjustment, Percent change	32.60%
Net income, Percent change	32.70%
Net income attributable to U.S. Bancorp, Percent change	32.70%
Noninterest expense	$ 1,566	1,440
Other intangibles	4	4
Total noninterest expense	1,570	1,444
Income before provision and income taxes	1,752	1,696
Provision for credit losses	(14)	365
Income before income taxes	1,766	1,331
Income taxes and taxable-equivalent adjustment	643	485
Net income	1,123	846
Net income attributable to U.S. Bancorp	1,123	846
Average Balance Sheet
Commercial	$ 73,538	70,856
Commercial, Percent change	3.80%
Commercial real estate	$ 20,456	21,183
Commercial real estate, Percent change	(3.40%)
Residential mortgages	$ 6	8
Residential mortgages, Percent change	(25.00%)
Other retail		2
Total loans, excluding covered loans	$ 94,000	92,049
Total loans, excluding covered loans, Percent change	2.10%
Total loans	$ 94,000	92,049
Total loans, Percent change	2.10%
Other intangible assets, Percent change	(23.50%)
Assets, Percent change	2.00%
Noninterest-bearing deposits, Percent change	(2.50%)
Interest checking, Percent change	15.50%
Savings products, Percent change	8.20%
Time deposits, Percent change	23.40%
Total deposits, Percent change	6.90%
Total U.S. Bancorp shareholders' equity, Percent change	9.70%
Goodwill	$ 1,647	1,647
Other intangible assets	13	17
Assets	102,586	100,570
Noninterest-bearing deposits	36,001	36,912
Interest checking	9,950	8,616
Savings products	45,773	42,300
Time deposits	16,136	13,077
Total deposits	107,860	100,905
Total U.S. Bancorp shareholders' equity	9,872	8,996
Consumer and Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 5,117	4,752
Net interest income (taxable-equivalent basis), Percent change	7.70%
Noninterest income	$ 2,445	2,526
Noninterest income, Percent change	(3.20%)
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 7,562	7,278
Total net revenue, Percent change	3.90%
Noninterest expense, Percent change	1.20%
Other intangibles, Percent change	(6.30%)
Total noninterest expense, Percent change	1.10%
Income before provision and income taxes, Percent change	10.40%
Income before income taxes, Percent change	(1.60%)
Income taxes and taxable-equivalent adjustment, Percent change	(1.70%)
Net income, Percent change	(1.60%)
Net income attributable to U.S. Bancorp, Percent change	(1.60%)
Noninterest expense	$ 5,117	5,058
Other intangibles	30	32
Total noninterest expense	5,147	5,090
Income before provision and income taxes	2,415	2,188
Provision for credit losses	354	93
Income before income taxes	2,061	2,095
Income taxes and taxable-equivalent adjustment	750	763
Net income	1,311	1,332
Net income attributable to U.S. Bancorp	1,311	1,332
Average Balance Sheet
Commercial	$ 10,163	10,352
Commercial, Percent change	(1.80%)
Commercial real estate	$ 18,437	18,231
Commercial real estate, Percent change	1.10%
Residential mortgages	$ 55,960	53,402
Residential mortgages, Percent change	4.80%
Other retail	$ 53,296	50,247
Other retail, Percent change	6.10%
Total loans, excluding covered loans	$ 137,856	132,232
Total loans, excluding covered loans, Percent change	4.30%
Covered loans	$ 3,445	4,196
Covered loans, Percent change	(17.90%)
Total loans	$ 141,301	136,428
Total loans, Percent change	3.60%
Other intangible assets, Percent change	13.10%
Assets, Percent change	2.70%
Noninterest-bearing deposits, Percent change	1.70%
Interest checking, Percent change	8.60%
Savings products, Percent change	5.60%
Time deposits, Percent change	(9.60%)
Total deposits, Percent change	4.20%
Total U.S. Bancorp shareholders' equity, Percent change	2.50%
Goodwill	$ 3,681	3,682
Other intangible assets	2,739	2,422
Assets	155,835	151,759
Noninterest-bearing deposits	27,983	27,516
Interest checking	47,332	43,593
Savings products	60,632	57,442
Time deposits	12,903	14,274
Total deposits	148,850	142,825
Total U.S. Bancorp shareholders' equity	11,468	11,192
Wealth Management and Investment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 763	537
Net interest income (taxable-equivalent basis), Percent change	42.10%
Noninterest income	$ 1,646	1,589
Noninterest income, Percent change	3.60%
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 2,409	2,126
Total net revenue, Percent change	13.30%
Noninterest expense, Percent change	6.40%
Other intangibles, Percent change	(16.70%)
Total noninterest expense, Percent change	6.10%
Income before provision and income taxes, Percent change	32.10%
Provision for credit losses, Percent change	75.00%
Income before income taxes, Percent change	31.40%
Income taxes and taxable-equivalent adjustment, Percent change	31.50%
Net income, Percent change	31.40%
Net income attributable to U.S. Bancorp, Percent change	31.40%
Noninterest expense	$ 1,608	1,511
Other intangibles	20	24
Total noninterest expense	1,628	1,535
Income before provision and income taxes	781	591
Provision for credit losses	(1)	(4)
Income before income taxes	782	595
Income taxes and taxable-equivalent adjustment	284	216
Net income	498	379
Net income attributable to U.S. Bancorp	498	379
Average Balance Sheet
Commercial	$ 3,434	2,916
Commercial, Percent change	17.80%
Commercial real estate	$ 508	523
Commercial real estate, Percent change	(2.90%)
Residential mortgages	$ 2,818	2,272
Residential mortgages, Percent change	24.00%
Other retail	$ 1,660	1,557
Other retail, Percent change	6.60%
Total loans, excluding covered loans	$ 8,420	7,268
Total loans, excluding covered loans, Percent change	15.90%
Total loans	$ 8,420	7,268
Total loans, Percent change	15.90%
Goodwill, Percent change	0.10%
Other intangible assets, Percent change	(19.80%)
Assets, Percent change	11.90%
Noninterest-bearing deposits, Percent change	8.00%
Interest checking, Percent change	12.10%
Savings products, Percent change	17.30%
Time deposits, Percent change	3.30%
Total deposits, Percent change	13.70%
Total U.S. Bancorp shareholders' equity, Percent change	(0.40%)
Goodwill	$ 1,568	1,567
Other intangible assets	81	101
Assets	11,588	10,358
Noninterest-bearing deposits	14,819	13,716
Interest checking	10,628	9,477
Savings products	42,905	36,570
Time deposits	4,003	3,876
Total deposits	72,355	63,639
Total U.S. Bancorp shareholders' equity	2,373	2,382
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,223	2,141
Net interest income (taxable-equivalent basis), Percent change	3.80%
Noninterest income	$ 3,613	3,562
Noninterest income, Percent change	1.40%
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 5,836	5,703
Total net revenue, Percent change	2.30%
Noninterest expense, Percent change	6.20%
Other intangibles, Percent change	1.70%
Total noninterest expense, Percent change	6.00%
Income before provision and income taxes, Percent change	(1.00%)
Provision for credit losses, Percent change	24.50%
Income before income taxes, Percent change	(11.40%)
Income taxes and taxable-equivalent adjustment, Percent change	(11.40%)
Net income, Percent change	(11.50%)
Net (income) loss attributable to noncontrolling interests, Percent change	59.40%
Net income attributable to U.S. Bancorp, Percent change	(10.30%)
Noninterest expense	$ 2,761	2,601
Other intangibles	121	119
Total noninterest expense	2,882	2,720
Income before provision and income taxes	2,954	2,983
Provision for credit losses	1,082	869
Income before income taxes	1,872	2,114
Income taxes and taxable-equivalent adjustment	682	770
Net income	1,190	1,344
Net (income) loss attributable to noncontrolling interests	(13)	(32)
Net income attributable to U.S. Bancorp	1,177	1,312
Average Balance Sheet
Commercial	$ 8,082	7,535
Commercial, Percent change	7.30%
Credit card	$ 20,906	20,490
Credit card, Percent change	2.00%
Other retail	$ 460	524
Other retail, Percent change	(12.20%)
Total loans, excluding covered loans	$ 29,448	28,549
Total loans, excluding covered loans, Percent change	3.10%
Total loans	$ 29,448	28,549
Total loans, Percent change	3.10%
Goodwill, Percent change	0.10%
Other intangible assets, Percent change	(18.70%)
Assets, Percent change	1.80%
Noninterest-bearing deposits, Percent change	9.00%
Savings products, Percent change	5.20%
Total deposits, Percent change	8.70%
Total U.S. Bancorp shareholders' equity, Percent change	(1.90%)
Goodwill	$ 2,465	2,463
Other intangible assets	401	493
Assets	35,020	34,389
Noninterest-bearing deposits	1,037	951
Savings products	102	97
Total deposits	1,139	1,048
Total U.S. Bancorp shareholders' equity	6,269	6,389
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 1,918	2,060
Net interest income (taxable-equivalent basis), Percent change	(6.90%)
Noninterest income	$ 950	981
Noninterest income, Percent change	(3.20%)
Securities gains (losses), net	$ 60	20
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 2,928	3,061
Total net revenue, Percent change	(4.30%)
Noninterest expense, Percent change	93.70%
Total noninterest expense, Percent change	93.70%
Income before provision and income taxes, Percent change	(44.30%)
Income before income taxes, Percent change	(42.90%)
Net income, Percent change	4.30%
Net (income) loss attributable to noncontrolling interests, Percent change	8.30%
Net income attributable to U.S. Bancorp, Percent change	4.50%
Noninterest expense	$ 1,718	887
Total noninterest expense	1,718	887
Income before provision and income taxes	1,210	2,174
Provision for credit losses	(31)	1
Income before income taxes	1,241	2,173
Income taxes and taxable-equivalent adjustment	(890)	130
Net income	2,131	2,043
Net (income) loss attributable to noncontrolling interests	(22)	(24)
Net income attributable to U.S. Bancorp	2,109	2,019
Average Balance Sheet
Commercial	$ 687	384
Commercial, Percent change	78.90%
Commercial real estate	$ 2,676	3,103
Commercial real estate, Percent change	(13.80%)
Total loans, excluding covered loans	$ 3,363	3,487
Total loans, excluding covered loans, Percent change	(3.60%)
Covered loans	$ 5	30
Covered loans, Percent change	(83.30%)
Total loans	$ 3,368	3,517
Total loans, Percent change	(4.20%)
Assets, Percent change	5.40%
Noninterest-bearing deposits, Percent change	0.60%
Interest checking, Percent change	7.50%
Savings products, Percent change	(6.90%)
Time deposits, Percent change	(59.70%)
Total deposits, Percent change	(24.70%)
Total U.S. Bancorp shareholders' equity, Percent change	0.60%
Assets	$ 143,553	136,237
Noninterest-bearing deposits	2,093	2,081
Interest checking	43	40
Savings products	457	491
Time deposits	717	1,781
Total deposits	3,310	4,393
Total U.S. Bancorp shareholders' equity	$ 18,484	$ 18,380